Post-employment benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
DC pension	$ (136)	$ (133)
Capitalized benefit plans cost	63	56
Total post-employment benefit plans service cost	(208)	(206)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(134)	(128)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (1)